Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of accrued liabilities
	2020	2019
Professional fees and consulting costs	$106	$150
Vacation and paid time off	126	345
Legal fees	503	108
Compensation	865	50
Interest	673	11
Insurance	548	-
Other	215	174
Total	$3,036	$828